Segment Reporting Schedule Of Long-Lived Assets By Reportable Segment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment	$ 831,703	$ 833,907	$ 776,884
Industrial Materials [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment		685,243	649,389
Engineered Solutions [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment		$ 148,664	$ 127,495